Commitments and Contingencies	5 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7 — Commitments and Contingencies

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of this prospectus to purchase up to 3,750,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters partially exercised their over-allotment option on September 29, 2020 to purchase an additional 2,750,000 Over-Allotment Units. The remaining unexercised over-allotment option expired unexercised on November 6, 2020.

In connection with the consummation of the Initial Public Offering on September 25, 2020, the underwriters were entitled to an underwriting discount of $0.20 per unit, or $5.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $8.8 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. On September 29, 2020, the underwriters were entitled to an additional underwriting discount of approximately $0.6 million paid upon the closing of the Over-Allotment, and an additional deferred underwriting commissions of approximately $1.0 million. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Contingent Liabilities

The Company is involved in legal proceedings, alleging that the Company their fiduciary duties by omitting allegedly material information in the Registration Statement filed by the Company on Form S-4 on February 3, 2021 in connection with the Proposed Transaction, and that the Company aided and abetted such alleged breaches of fiduciary duty. As relief, the complaints seek, among other things, an injunction barring the Company from proceeding with the Proposed Transaction, or, alternatively, rescission of the Proposed Transaction in the event that it is consummated, as well as unspecified costs and attorneys’ fees. The Company believes these lawsuits are without merit. the outcomes of these proceedings and lawsuits cannot be predicted with certainty. The Company does not believe that any of the pending legal proceedings and lawsuits are reasonably likely to have a material adverse effect on our financial position, results of operations or cash flows.